Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of Allowance for Credit Losses	The following table summarizes the activity in the balance of allowance for credit losses on accounts receivable during the period indicated. There was no activity in the balance of allowance for credit losses on accounts receivable during the three months ended March 31, 2020.

Three Months Ended March 31, 2021
Beginning balance	$562
Provision for expected losses	1,222
Write-offs charged against the allowance	(778)
Recoveries collected	(87)
Ending balance	$919

The following table summarizes the activity in the balance of allowance for credit losses during the year indicated:

Year Ended December 31, 2020
Beginning balance	$—
Provision for expected losses	766
Write-offs charged against the allowance	(204)
Recoveries collected	—
Ending balance	$562